Equity Method Investment (Tables)	12 Months Ended
Sep. 30, 2022
Nukkleus Inc.[Member]
Investments, Debt and Equity Securities [Abstract]
Schedule of the summarized financial information
September 30, 2022
Current assets	$9,532
Noncurrent assets	579,297
Current liabilities	502,562
Noncurrent liabilities	—
Equity	86,267
For the Period from March 17, 2022 (Date of Investment) through September 30, 2022
Net revenue	$—
Gross profit	—
Loss from operations	330,740
Net loss	330,740